Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Prepayments	$ 329	$ 428
Inventories	4,234	4,119
Inventories other than work in progress
Inventories stated at net realizable value	59	57
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	123	101
Raw materials and consumables	2,387	2,304
Work in progress	363	387
Finished goods	1,215	1,216
Goods purchased for resale	$ 146	$ 111